UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4503

Tax-Free Trust of Arizona
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2009

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
March 31, 2010
(unaudited)

		Rating
Principal		Moody's/
Amount	General Obligation Bonds (17.9%)	S&P	Value	(a)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$2,420,000	6.250%, 01/01/29	NR/A-	$2,401,245

	Bullhead City Parkway Improvement District
850,000	6.100%, 01/01/11	Baa2/NR	854,701
815,000	6.100%, 01/01/12	Baa2/NR	818,725

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	A1/A+	1,053,090

	Flagstaff Improvement District (Aspen Place Sawmill)
2,500,000	5.000%, 01/01/32	A1/NR	2,500,450

	Gila Co. Unified School District No. 10 (Payson)
1,000,000	3.000%, 07/01/28 (coupon converts to 5.75% on 7/01/10)	A2/NR	1,030,640

	Gilbert Improvement District No. 19
335,000	5.200%, 01/01/23	A3/A	339,241

	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	A1/A	713,370

	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	A1/A+	1,006,540

	Goodyear McDowell Road Commercial Corridor
	Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A3/BBB+	2,972,880

	Graham Co. Unified School District No. 1 (Safford)
185,000	5.000%, 07/01/10 NPFG FGIC Insured	Baa1/NR	185,044

	Graham Co. Unified School District No. 4 (Thatcher)
400,000	5.000%, 07/01/10 AGMC Insured	Aa3/NR	400,500
400,000	4.750%, 07/01/12 AGMC Insured	Aa3/NR	414,452

	Greenlee Co. School District No. 18 (Morenci)
150,000	5.000%, 07/01/11	Baa3/NR	156,083

	Maricopa Co. Elementary School District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A	1,007,382

	Maricopa Co. Elementary School District No. 21 (Murphy)
300,000	8.000%, 07/01/24	Baa2/NR	319,686

	Maricopa Co. Elementary School District No. 38 (Madison)
730,000	5.000%, 07/01/22 NPFG Insured	Baa1/A+	780,494

	Maricopa Co. Elementary School District No. 68 (Alhambra)
3,000,000	5.500%, 07/01/14 AGMC Insured	Aa3/NR	3,372,360

	Maricopa Co. High School District No. 210 (Phoenix Union)
2,245,000	5.000%, 07/01/23 AGMC Insured (pre-refunded)	Aa3/AAA	2,563,296

	Maricopa Co. Unified School District No. 24 (Gila Bend)
860,000	5.500%, 07/01/22	NR/NR*	761,427

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
1,000,000	5.300%, 07/01/11 NPFG Insured	Aa3/A+	1,052,420

	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG FGIC Insured	NR/A+	2,447,790
1,300,000	5.000%, 07/01/25 Syncora Guarantee, Inc. Insured	NR/A+†	1,364,454
1,500,000	6.000%, 07/01/28	NR/A+†	1,631,775

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,200,000	5.000%, 07/01/13	Baa3/NR††	1,269,108

	Maricopa Co. Unified School District No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR	505,685

	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AAA	1,266,862
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa2/AAA	1,052,050

	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	Baa2/NR	1,189,975

	Navajo Co. Unified School District No. 6 (Heber-Overgaard)
500,000	5.500%, 07/01/28 AGMC Insured	NR/AAA	530,420

	Phoenix, Arizona
1,000,000	6.250%, 07/01/16	Aa1/AAA	1,219,770
1,240,000	6.250%, 07/01/17	Aa1/AAA	1,521,133
1,000,000	5.375%, 07/01/20	Aa1/AAA	1,063,910
3,250,000	5.375%, 07/01/25 (pre-refunded)	Aa1/AAA	3,289,195

	Pima Co. Unified School District No.1 (Tucson)
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa3/AAA	1,606,455

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AAA	1,037,380

	Pinal Co. Elementary School District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	Aa3/AAA	942,344

	Pinal Co. Unified School District No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG FGIC Insured	NR/A	1,542,975

	Pinal Co. Unified School District No. 44 (J O Combs)
500,000	5.000%, 07/01/28	NR/A	504,330

	Prescott Valley Sewer Collection Improvement District
80,000	7.900%, 01/01/12	NR/A	82,368

	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/32	Baa2/BBB	1,360,590

	Scottsdale, Arizona
3,140,000	5.000%, 07/01/19	Aaa/AAA	3,295,304

	Show Low Improvement District No. 6
950,000	6.000%, 01/01/18 ACA Insured	NR/NR*	938,353

	Tempe, Arizona
1,015,000	5.400%, 07/01/11	Aa1/AAA	1,076,073

	Tempe Improvement District (Pier Town Lake)
1,500,000	5.000%, 01/01/29	Aa3/NR	1,563,375

	Tubac Fire District
760,000	5.500%, 07/01/28 AGMC Insured	Aa3/NR	822,837

	Total General Obligation Bonds		57,828,537

	Revenue Bonds (80.4%)

	Airport Revenue Bonds (2.8%)

	Phoenix Civic Improvement Corp.
	Airport Revenue Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-	1,043,370
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-	1,032,990
2,200,000	5.250%, 07/01/27 AMT, NPFG FGIC Insured	Aa3/AA-	2,215,026
3,700,000	5.000%, 07/01/33	Aa3/AA-	3,714,578

	Tucson Airport Authority Revenue Bonds
1,000,000	5.000%, 12/01/25 NPFG Insured AMT	A2/NR†	932,920

	Total Airport Revenue Bonds		8,938,884

	Basic Service Revenue Bonds (15.2%)

	Arizona School Facilities Board Revenue Bonds
1,000,000	5.500%, 07/01/10	Aaa/AAA	1,012,230
1,000,000	5.750%, 07/01/18 AMBAC Insured (pre-refunded)	NR/NR*	1,167,950

	Arizona Transportation Board Revenue Bonds
2,000,000	5.000%, 07/01/22	Aa1/AAA	2,150,220
1,000,000	5.250%, 07/01/24	Aa1/AAA	1,091,810
1,000,000	5.000%, 07/01/28	Aa1/AAA	1,073,150
3,755,000	5.000%, 07/01/33	Aa1/AAA	3,962,088

	Avondale Municipal Development Corp. Water Utility Bonds
700,000	5.200%, 07/01/13 NPFG Insured	Baa1/A	700,462

	Buckeye Excise Tax Revenue Bonds
500,000	5.900%, 08/01/20 AMBAC Insured	NR/A+	509,115

	Casa Grande Excise Tax Revenue Bonds
440,000	5.200%, 04/01/17 NPFG Insured	Baa1/NR	441,346
1,835,000	5.000%, 04/01/21 AMBAC Insured	A3/NR†††	1,906,088
1,435,000	5.000%, 04/01/28	NR/AA†††	1,474,721

	Chandler Street & Highway User Revenue Bonds
985,000	5.400%, 07/01/13 NPFG Insured	Aa3/AA-	990,053

	Glendale Water & Sewer Revenue
2,000,000	5.000%, 07/01/28 AMBAC Insured	A1/AA	2,065,540

	Glendale Western Loop 101 Public Facilities Excise Tax Revenue Bonds
1,000,000	6.250%, 07/01/38	A2/AA	1,054,560

	Goodyear Water and Sewer Revenue
1,250,000	5.375%, 07/01/30	Baa1/A-	1,258,200

	Greater Arizona Development Authority Revenue Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured	A3/AA-	2,074,400
2,000,000	5.000%, 08/01/28	A1/AA-	2,024,240
1,200,000	5.500%, 08/01/29	A1/AA-	1,269,708
1,200,000	5.000%, 08/01/29	A1/AA-	1,229,568

	Phoenix Civic Improvement Corp. Wastewater Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG FGIC Insured	Aa3/AAA	1,756,605

	Phoenix Street & Highway User Revenue Bonds
345,000	6.250%, 07/01/11	A1/AA	345,059
210,000	6.250%, 07/01/11 NPFG Insured	A1/AA	210,036
2,925,000	zero coupon, 07/01/13 NPFG FGIC Insured	A1/A	2,680,119

	Puerto Rico Highway & Transportation
	Revenue Bonds
2,000,000	5.500%, 07/01/19 AGMC Insured	Aa3/AAA	2,216,600

	Rio Nuevo Facilities District (Tucson) Excise Tax Revenue Bonds
1,500,000	6.500%, 07/15/24 AGMC Insured	Aa3/AAA	1,708,575

	Scottsdale Municipal Property Corp. Water & Sewer Project
2,000,000	5.000%, 07/01/28	Aa1/AAA	2,139,040

	Scottsdale Preserve Authority Excise Tax Revenue Bonds
1,185,000	5.250%, 07/01/18	Aa2/AA	1,243,693
1,255,000	5.250%, 07/01/19	Aa2/AA	1,316,357

	Tempe Excise Tax Revenue Bonds
2,000,000	5.250%, 07/01/19 (pre-refunded)	Aa2/AAA	2,256,980
1,000,000	5.000%, 07/01/33	Aa3/AAA	1,050,180

	Tucson Water System Revenue Bonds
2,200,000	5.500%, 07/01/18 NPFG FGIC Insured	Aa3/AA-	2,372,634

	Yuma Municipal Property Corp. Utility System Revenue Bonds
700,000	5.000%, 07/01/21 Syncora Guarantee, Inc. Insured	A3/A+	723,989
500,000	5.000%, 07/01/22 Syncora Guarantee, Inc. Insured	A3/A+	520,905
1,000,000	5.000%, 07/01/24 Syncora Guarantee, Inc. Insured	A3/A+	1,032,390

	Total Basic Service Revenue Bonds		49,028,611

	Higher Education Revenue Bonds (5.7%)

	Arizona Board of Regents-Northern Arizona
	University System Revenue Bonds
1,115,000	5.000%, 06/01/22 NPFG Insured	A2/A+	1,164,651
1,200,000	5.500%, 06/01/34 FGIC Insured (pre-refunded)	A2/A+	1,388,328
2,500,000	5.000%, 06/01/38	A2/A+	2,519,825

	Arizona Board of Regents-University of Arizona
	System Revenue Bonds
2,385,000	5.000%, 06/01/21 NPFG FGIC Insured	Aa3/AA	2,509,736
1,000,000	5.000%, 06/01/33	Aa3/AA	1,033,750

	Cochise Co. Community College District Revenue Bonds
1,740,000	5.125%, 07/01/26 AGMC Insured	Aa3/NR	1,882,436
1,825,000	5.125%, 07/01/28 AGMC Insured	Aa3/NR	1,950,578

	Glendale Industrial Development Authority
	(Midwestern University)
550,000	5.250%, 05/15/13	NR/A-	587,461
1,010,000	5.250%, 05/15/14	NR/A-	1,083,447
500,000	5.750%, 05/15/21 (pre-refunded)	NR/AAA	534,880
1,000,000	5.875%, 05/15/31 (pre-refunded)	NR/AAA	1,071,140

	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA	2,076,660

	Mohave Co. Community College District
	Revenue Bonds
470,000	4.850%, 03/01/15 AMBAC Insured	NR/NR*	470,677

	Yavapai Co. Community College District
	Revenue Bonds
320,000	6.000%, 07/01/12	NR/A-	323,347

	Total Higher Education Revenue Bonds		18,596,916

	Hospital Revenue Bonds (21.0%)

	Arizona Health Facilities Authority (Banner Health)
1,500,000	5.000%, 01/01/25	NR/A+†††	1,519,560
2,985,000	5.375%, 01/01/32	NR/A+†††	3,023,357

	Arizona Health Facilities Authority (Blood Systems)
500,000	4.750%, 04/01/25	NR/A	506,150

	Arizona Health Facilities Authority (Northern Arizona
	Healthcare System)
1,000,000	5.250%, 10/01/16 NPFG Insured	Baa1/AA-	1,007,530

	Arizona Health Facilities Authority (Phoenix Children’s Hospital)
1,000,000	5.375%, 02/15/18 (pre-refunded)	NR/NR*	1,085,680

	Arizona Health Facilities Authority (Samaritan Health)
2,045,000	5.625%, 12/01/15 NPFG Insured ETM	NR/A	2,235,717

	Arizona Health Facilities Authority (Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	Aa3/NR†††	1,548,345

	Arizona Health Facilities Authority Hospital System (John C. Lincoln Hospital)
1,330,000	5.750%, 12/01/32 (pre-refunded)	NR/BBB	1,498,910

	Flagstaff Industrial Development Authority
	(Northern Arizona Senior Living Center)
1,985,000	5.600%, 07/01/25	NR/NR*	1,680,759

	Glendale Industrial Development Authority
	(John C. Lincoln Hospital)
1,000,000	5.250%, 12/01/22	NR/BBB	987,200
1,500,000	5.000%, 12/01/35	NR/BBB	1,335,225
2,000,000	5.000%, 12/01/42	NR/BBB	1,740,460

	Maricopa Co. Hospital Revenue (Sun Health)
3,345,000	5.000%, 04/01/17 (pre-refunded)	NR/NR*	3,834,340
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR*	1,675,485
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR*	2,409,559

	Maricopa Co. Industrial Development Authority
	(Catholic Healthcare West-St. Joseph's Hospital)
1,770,000	5.000%, 07/01/21	A2/A	1,771,151
2,300,000	5.375%, 07/01/23	A2/A	2,430,226
9,240,000	5.250%, 07/01/32	A2/A	9,203,225

	Mesa Industrial Development Authority (Lutheran Health System)
850,000	5.000%, 01/01/19 NPFG Insured	Baa1/A+	850,145

	Phoenix Industrial Development Authority
	(John C. Lincoln Hospital)
1,270,000	5.500%, 12/01/13 AGMC Insured	Aa3/AAA	1,271,029

	Scottsdale Industrial Development Authority
	(Scottsdale Healthcare System)
1,085,000	5.500%, 09/01/12 AMBAC Insured ETM	NR/NR*	1,145,782
1,000,000	5.000%, 09/01/18	A3/BBB+	1,028,280
4,000,000	5.250%, 09/01/30	A3/BBB+	3,863,800
9,600,000	5.800%, 12/01/31 (pre-refunded)	NR/NR*	10,466,112

	University Medical Center Hospital Revenue Bonds
4,000,000	5.000%, 07/01/35	Baa1/BBB+	3,696,720
500,000	6.500%, 07/01/39	Baa1/BBB+	535,030

	Yavapai Co. Industrial Development Authority
	(Yavapai Regional Medical Center)
925,000	5.125%, 12/01/13 AGMC Insured	Aa3/AAA	926,286
500,000	6.000%, 08/01/33	Baa2/NR††	503,680
1,250,000	5.625%, 08/01/37	Baa2/NR††	1,221,750

	Yuma Co. Industrial Development Authority (Yuma
	Regional Medical Center)
1,220,000	5.500%, 08/01/18 AGMC Insured (pre-refunded)	Aa3/AAA	1,309,023
1,500,000	5.500%, 08/01/19 AGMC Insured (pre-refunded)	Aa3/AAA	1,609,455

	Total Hospital Revenue Bonds		67,919,971

	Lease Revenue Bonds (17.1%)
	Arizona Municipal Finance Program No. 20
610,000	7.700%, 08/01/10 NPFG Insured ETM	NR/A	624,073

	Arizona School Facilities Board Certificates of Participation Lease Revenue Bonds
3,000,000	5.500%, 09/01/23	A2/A+	3,218,700

	Arizona State University Certificates of Participation
	Lease Revenue Bonds
2,000,000	5.375%, 07/01/19 NPFG Insured (pre-refunded)	NR/AA-	2,191,580

	Cave Creek Certificates of Participation
	Lease Revenue Bonds
365,000	5.750%, 07/01/19	NR/A	365,723

	Downtown Phoenix Hotel Corp.
	Lease Revenue Bonds
4,760,000	5.250%, 07/01/26 FGIC Insured	Baa3/BBB-	4,211,743

	Gilbert Public Facilities Municipal Property Corp.
	Lease Revenue Bonds
1,000,000	4.900%, 07/01/21 AMBAC Insured	Aa3/AA	1,026,770
850,000	5.000%, 07/01/23	Aa3/AA	911,651
1,250,000	5.000%, 07/01/24	Aa3/AA	1,333,713

	Gilbert Water Resource Municipal Property Corp.
	Lease Revenue Bonds
335,000	5.000%, 04/01/17	NR/NR*	335,777
2,000,000	4.900%, 04/01/19	NR/NR†	1,995,680
2,000,000	5.000%, 10/01/29 NPFG Insured	Baa1/A+	2,051,440

	Goodyear Public Improvement Corp. Lease Revenue
1,000,000	6.000%, 07/01/31	A2/AA-	1,076,530

	Green Valley Municipal Property Corp.
	Lease Revenue Bonds
1,250,000	5.250%, 07/01/33	NR/A+	1,257,275

	Marana Municipal Property Corp. Lease Revenue
1,505,000	5.125%, 07/01/28	NR/AA†	1,506,987

	Mohave Co. Industrial Development Authority Correctional Facilities Lease Revenue
1,000,000	8.000%, 05/01/25	NR/BBB+	1,136,770

	Navajo Co. Municipal Property Corp.
	Lease Revenue Bonds
1,000,000	6.250%, 07/01/20 ACA Insured	NR/NR*	957,650

	Nogales Municipal Development Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured	Baa2/AA	981,870
1,000,000	4.750%, 06/01/39	NR/AA	879,780

	Oro Valley Municipal Property Corp.
1,000,000	5.000%, 07/01/23	Baa1/AA-	1,012,730

	Phoenix Civic Improvement Corp. (Civic Plaza)
1,000,000	zero coupon, 07/01/23 NPFG FGIC Insured	A1/AA	929,910
2,000,000	zero coupon, 07/01/27 BHAC Insured (coupon converts to 5.50% on 7/01/13)	Aa1/AA+	1,887,820
2,000,000	zero coupon, 07/01/30 BHAC Insured	Aa1/AA+	1,856,540

	Phoenix Industrial Development Authority
	(Capital Mall Project)
1,530,000	5.250%, 09/15/17 AMBAC Insured (pre-refunded)	A1/A+	1,562,987
2,000,000	5.375%, 09/15/22 AMBAC Insured (pre-refunded)	A1/A+	2,044,220

	Pinal Co. Certificates of Participation
	Lease Revenue Bonds
2,000,000	5.125%, 06/01/21 AMBAC Insured	NR/A†	2,027,720
3,230,000	5.250%, 12/01/21	NR/A†	3,284,361
2,250,000	5.000%, 12/01/29	NR/A†	2,176,043

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB	1,379,419

	Pinetop Fire District Certificates of Participation Lease Revenue Bonds
1,000,000	7.500%, 12/15/23	Baa2/NR	1,020,020

	Puerto Rico Public Buildings Authority
1,000,000	5.250%, 07/01/13	Baa3/BBB-	1,059,970
2,000,000	7.000%, 07/01/21	Baa3/BBB-	2,185,060

	Scottsdale Municipal Property Corp.
	Excise Tax Revenue Bonds
3,000,000	zero coupon, 07/01/20 AMBAC Insured (coupon	Aa1/AAA	2,672,850
	converts to 4.50% on 07/01/13)

	Sierra Vista Municipal Property Corp.
	Lease Revenue Bonds
1,225,000	5.000%, 01/01/18 AMBAC Insured	A3/AA	1,225,931
700,000	5.125%, 01/01/21 AMBAC Insured	A3/AA	700,546

	State of Arizona Certificates of Participation lease Revenue Bonds
2,000,000	5.000%, 09/01/26 AGMC Insured	Aa3/AAA	2,064,460

	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A-	302,776

	Total Lease Revenue Bonds		55,457,075

	Mortgage Revenue Bonds (8.0%)

	Agua Fria Ranch Community Facilities District
600,000	5.800%, 07/15/30**	NR/NR*	489,666

	Arizona Capital Facilities Finance Corp.
	Arizona State Student Housing
1,000,000	6.125%, 09/01/20	Baa3/NR	1,000,520

	DC Ranch Community Facilities District
390,000	6.500%, 07/15/24	NR/NR*	392,492
500,000	5.000%, 07/15/27 AMBAC Insured	Baa1/NR	460,095

	Goodyear Community Facilities Utilities District No. 1
2,000,000	5.350%, 07/15/28 ACA Insured	A3/A-	1,728,620

	Maricopa Co. Industrial Development Authority
	Multi-Family Mortgage Revenue Bonds
	(National Health Project)
1,300,000	5.500%, 01/01/18 AGMC Insured ETM	Aa3/AAA	1,472,640

	Maricopa Co. Industrial Development Authority
	Single Family Mortgage Revenue Bonds
6,620,000	zero coupon, 02/01/16 ETM	Aaa/AAA	5,582,712
3,565,000	zero coupon, 12/31/16 ETM	Aaa/AAA	2,899,700
889,836	5.650%, 07/01/39 AMT GNMA Insured	Aaa/NR	894,419

	Phoenix Industrial Development Authority
	Single Family Mortgage Revenue
105,000	5.350%, 06/01/20 AMT GNMA Insured	NR/AAA	105,023

	Phoenix & Pima Co. Industrial Development Authority
	Single Family Mortgage
1,165,000	5.800%, 12/01/39 AMT GNMA Insured	Aaa/NR	1,206,055

	Phoenix/Pima/ Maricopa Co. Industrial Development Authority Single Family Mortgage Revenue
491,460	5.500%, 12/01/38 AMT GNMA Insured	Aaa/NR	507,649

	Pima Co. Industrial Development Authority
	Single Family Mortgage Revenue
110,000	6.500%, 02/01/17	A2/NR	110,231

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27	NR/NR*	461,492
930,000	6.050%, 07/15/32	NR/NR*	792,937

	South Campus Project Arizona State University
	Student Housing
1,205,000	5.625%, 09/01/28 NPFG Insured	Baa1/A	1,238,089

	Southern Arizona Capital Facilities Finance Corp.
	University of Arizona Student Housing
1,000,000	5.100%, 09/01/33 NPFG Insured (pre-refunded)	NR/A	1,100,110

	Sundance Community Facilities District
1,145,000	5.125%, 07/15/30	Baa3/BBB-	962,086

	Tucson & Pima Co. Single Family Mortgage
	Revenue Bonds
4,920,000	zero coupon, 12/01/14 ETM	Aaa/AAA	4,458,110

	Total Mortgage Revenue Bonds		25,862,646

	Utility Revenue Bonds (10.6%)

	Arizona Power Authority (Hoover Dam Project)
	Revenue Bonds
1,500,000	5.250%, 10/01/15	Aa2/AA	1,712,715
3,500,000	5.250%, 10/01/16	Aa2/AA	3,980,900
1,220,000	5.250%, 10/01/17	Aa2/AA	1,387,055

	Arizona Water Infrastructure Finance Authority
	Revenue Bonds
650,000	5.000%, 10/01/22	Aaa/AAA	706,459
1,000,000	5.000%, 10/01/28	Aaa/AAA	1,082,570

	Central Arizona Water Conservation District
	Revenue Bonds
2,250,000	5.500%, 11/01/10	Aa2/AA	2,314,665

	Maricopa Co. Pollution Control (Arizona Public Service) Revenue
400,000	6.000%, 05/01/29	Baa2/BBB-	440,320

	Navajo Co. Pollution Control (Arizona Public Service) Revenue
1,000,000	5.500%, 06/01/34	Baa2/BBB-	1,063,900

	Pima Co. Industrial Development Authority (Tucson
	Electric), Revenue Bonds
155,000	7.250%, 07/15/10 AGMC Insured	Aa3/AAA	155,047
275,000	6.100%, 09/01/25	Baa3/BBB-	275,058

	Pinal Co. Electrical District No. 4
500,000	6.000%, 12/01/38	NR/BBB	502,630

	Puerto Rico Electric Power Authority, Series TT
1,500,000	5.000%, 07/01/32	A3/BBB+	1,456,755

	Salt River Project Agricultural Improvement and
	Power Revenue Bonds
1,000,000	5.250%, 01/01/13	Aa1/AA	1,077,530
1,000,000	5.250%, 01/01/15	Aa1/AA	1,076,270
2,000,000	5.250%, 01/01/18	Aa1/AA	2,146,420
5,000,000	5.250%, 01/01/19	Aa1/AA	5,357,050
1,350,000	5.000%, 01/01/25	Aa1/AA	1,413,477
475,000	5.000%, 01/01/31	Aa1/AA	486,547
450,000	5.000%, 01/01/31	Aa1/AA	460,940
3,350,000	5.000%, 01/01/37	Aa1/AA	3,454,118
1,000,000	5.000%, 01/01/38	Aa1/AA	1,039,580

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/A	2,798,190

	Total Utility Revenue Bonds		34,388,196

	Total Revenue Bonds		260,192,299

	Total Investments (cost $305,575,436-note b)	98.3%	318,020,836
	Other assets less liabilities	1.7	5,592,765
	Net Assets	100.0%	$323,613,601

Percent of
Portfolio Distribution By Quality Rating	Investments 1

Aaa of Moody's or AAA of S&P	14.6%
Pre-refunded bonds 2	19.3
Aa of Moody's or AA of S&P or Fitch	28.7
A of Moody's or S&P or Fitch	24.9
Baa of Moody's or BBB of S&P or Fitch	10.2
Not rated*	2.3
100.0%

1 Where applicable, calculated using the highest rating of the three rating services.

2 Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Manager to have sufficient quality to be ranked in the top four ratings if  a credit rating were to be assigned by  a rating service.

** Illiquid security: Considered illiquid because of restrictions as to sale. The security represents 0.2% of net assets.

Fitch Ratings
† A
†† BBB
††† AA

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BHAC - Berkshire Hathaway Assurance Corp.
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
GNMA - Government National Mortgage Association
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
TAX-FREE TRUST OF ARIZONA
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $305,349,424 amounted to $12,671,412, which consisted of aggregate gross unrealized appreciation of $15,639,573 and aggregate gross unrealized depreciation of $2,968,161.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments (details of which can be found in the schedule of investments), used to value the Trust’s net assets as of March 31, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds	$318,020,836
Level 3 – Significant Unobservable Inputs	$-
Total	$318,020,836

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Trustee and President
May 24, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 24, 2010